Property and equipment - Summary of Depreciation and Amortization Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, plant and equipment [abstract]
Cost of services	R$ 529,793	R$ 299,240	R$ 162,202
General and administrative expenses	226,353	161,331	59,593
Selling expenses	43,879	46,798	34,499
Other income or expenses, net	301	0	0
Depreciation and Amortization charges	800,326	507,369	256,294
Depreciation charge	513,413	310,630	185,335
Amortization charge	R$ 286,913	R$ 196,739	R$ 70,959